                                  MAGNA FUNDS

                             LETTER TO SHAREHOLDERS

We are pleased to provide you with the 1998 Annual Report for the Magna Funds:
Magna Growth & Income Fund and Magna Intermediate Government Bond Fund.

Fiscal year end August 31, 1998 was a good year for the Magna Funds and for our shareholders. Net assets under management at the end of the fiscal year were in excess of $146 million. This included growth in the value of the funds' holdings, as well as investments from shareholders.

Magna Growth & Income Fund returned 8.84%(1) over the last 12 months, excluding sales charges. We believe that growth opportunities will continue to be found in stocks of large companies with strong earnings and dominant market positions. Magna Intermediate Government Bond Fund continues to provide solid performance with a total return of 9.33%(2), excluding sales charges, for the fiscal year. As inflation continues to be low, bonds can offer investors a substantial, if not spectacular, return.

During the last year, concerns surrounded financial markets in the United States. Possible recession has replaced inflation as the primary target of the Federal Reserve Board's economic policy. The deepening economic crisis in Japan and other Asian nations, concerns about consumer confidence and spending and the possibility of weaker corporate earnings have brought uncertainty and unprecedented volatility in their wake. Still, we remain confident in our long-term commitment to stocks and bonds.

This report includes the Schedule of Investments, comments from the portfolio managers, and other important information for each fund. We encourage you to read the report and thank you for your continued support.

Sincerely,

Walter B. Grimm

Walter B. Grimm
President

---------------

(1) With a maximum sales charge of 4.00%, the total return for the fiscal year ended August 31, 1998 would have been 4.50%.

(2) With a maximum sales charge of 4.00%, the total return for the fiscal year ended August 31, 1998 would have been 4.92%.

                           MAGNA GROWTH & INCOME FUND

                            PORTFOLIO MANAGER REPORT

        COMMENTS FROM DISCUSSIONS WITH GARY J. GUTHRIE, PORTFOLIO MANAGER

HOW DID THE FUND PERFORM
DURING THE PAST 12 MONTHS,
AND
DURING THE FIRST EIGHT
MONTHS OF
1998? Despite the August meltdown, the Fund performed very well when measured against a broad market index and our fund peer-group index for the fiscal year ended August 31, 1998. During that period, the Fund returned 8.84%(1), excluding sales charges. In comparison, the S&P 500 Index gained 8.10% and the Lipper Growth & Income Fund Index lost (1.34)%.

                             Through August 31, 1998, the Fund's 1998 year-to-date total return was 4.15%(1), excluding sales charges, while the S&P 500 Index lost (0.38)%, and the Lipper Growth & Income Fund Index lost (6.77)%.

WHAT FACTORS CONTRIBUTED TO
THE
FUND'S PERFORMANCE?          Our security selection process and the emphasis
                             placed on high quality holdings all played a part in providing shareholders with strong relative performance. Our bias for quality -- and by that, I mean our criteria for choosing the stocks of companies with a history of earnings, growth of earnings and commanding market positions within their industries -- has held value during the market downturn. Lower volatility (versus S&P 500) has been a characteristic of our style since inception.

WHAT IS THE COMPOSITION OF
YOUR
PORTFOLIO?                   Our sector weightings are similar to those that
                             characterized our portfolio a year ago. About 19% of our assets still are invested in high quality, large-cap technology companies that hold major or dominant market positions. We also remain bullish on drug and pharmaceutical stocks. One of our main themes is broad diversification. We believe in having at least some exposure in almost every sector. We are also careful to avoid being over-weighted in any particular sector.*

                             As of August 31, 1998, the Fund's top five holdings as a percent of net assets were Dell Computer Corp., (4.6%), Microsoft Corp., (3.9%), Warner Lambert, (2.6%), Pfizer, (2.5%), and General Electric, (2.5%).*

WHAT IS YOUR OUTLOOK FOR
THE NEXT
12 MONTHS?                   Concern over 1999 earnings and the turmoil overseas
                             may eventually impact our markets. A flight to
                             safety in U.S. Treasuries has driven interest rates
                             to record lows. Stocks will probably retest their
                             August lows as investors seek companies with less
                             foreign exposure. Traditional measures of valuation
                             have returned to the market from the peaks reached
                             in July. Consumer demand remains the key to
                             domestic economic growth. Low inflation and lower
                             interest rates should continue to drive long term
                             growth.
---------------

(1) With a maximum sales charge of 4.00%, the total return for the fiscal year ended August 31, 1998 would have been 4.50%, and the total return for the 1998 year-to-date period (through August 31, 1998) would have been 0.00%.

* The composition of the Fund's holdings is subject to change.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

       IN THE MAGNA GROWTH & INCOME FUND, THE S&P 500 STOCK INDEX AND THE
                       LIPPER GROWTH & INCOME FUND INDEX

                              LIPPER GROWTH
                              & INCOME FUND     MAGNA GROWTH    S&P 500 STOCK
                                  INDEX        & INCOME FUND        INDEX
8/31/94                           10000             9601            10000
8/31/95                           11691            10978            12125
8/31/96                           13492            13040            14415
8/31/97                           19033            18203            20271
8/31/98                           18030            19814            21925

                                       COMPARATIVE TOTAL RETURN
                                       for the periods ended August 31, 1998

                                                                                   1998    One    Since Inception
                                                                                   YTD     Year      (8/31/94)
                                                                                   ------------------------------
                                                   Magna Growth & Income Fund
                                                       Without sales charge......  4.15%   8.84%       19.86%
                                                       With sales charge*........  0.00%   4.50%       18.64%

                                       * Reflects maximum sales charge of 4.00%.
                                       PAST PERFORMANCE IS NOT PREDICTIVE OF

                                       FUTURE RESULTS.

The performance of the Magna
Growth & Income Fund is measured
against the Standard & Poor's 500
Index and the Lipper Growth &
Income Fund Index. The S&P 500 is
generally representative of the
performance of the domestic large
capitalization stock universe.
The index does not reflect the
deduction of expenses associated
with a mutual fund, such as
investment management and fund
accounting fees. However, the
Lipper Growth & Income Fund
Index, a managed index, and the
Fund's performance do reflect the
deduction of fees for these
value-added services. The Fund's
total returns would have been
lower had certain fees not been
waived during the periods shown.

Investment return and NAV will
fluctuate, so that an investor's
shares, when redeemed, may be
worth more or less than the
original cost.

                     Measurement Period
                   (Fiscal Year Covered)                          Percent
Services                                                                   9.2
Retail                                                                     1.5
Technology                                                                18.6
Health                                                                    14.1
Basic Industries                                                           9.7
Short-Term Investment                                                      5.1
Preferred Stock                                                            5.4
Treasury Notes                                                             2.0
Consumer                                                                  14.2
Utilities                                                                  2.5
Energy                                                                     5.5
Finance                                                                   12.1

SECTOR WEIGHTINGS*

*Portfolio composition subject to change. Percentages based upon net assets.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND

                            PORTFOLIO MANAGER REPORT

       COMMENTS FROM DISCUSSIONS WITH L. CLARK ZEDRIC, PORTFOLIO MANAGER.

HOW DID THE FUND PERFORM
DURING THE PAST 12 MONTHS,
AND
DURING THE FIRST EIGHT
MONTHS OF
1998? The Fund provided a total return of 9.33%(1), exclusive of sales charges, for the 12 month period ending August 31, 1998. In comparison the Lehman Brothers 6-10 Year Government/Corporate Bond Index gained 11.05%, and the Lehman Brothers 1-5 Year Government/Corporate Bond Index rose 8.01%.

                             Through August 31, 1998, the Fund's 1998 year-to-date total return, exclusive of sales charges, was 5.58%(1). During the same period, the Lehman Brothers 6-10 Year Government/Corporate Bond Index gained 6.26%, and the Lehman Brothers 1-5 Year Government/Corporate Bond Index rose 5.09%.

THE FUND'S 12 MONTH
PERFORMANCE HAS GROWN AGAIN
ABOVE ITS PREVIOUS YEAR'S
RETURN.
WHAT PRIMARILY ACCOUNTED
FOR THE
IMPROVEMENT?                 During the 12 month period, interest rates
                             basically fell off the table. The long bond went from a 6.61% the end of August 1997 to 5.25% at month end August 1998. Because bond values rise as interest rates fall, this decline in rates helped push our total return higher.

AT THE SAME TIME, YOU WERE
ABLE
TO MAINTAIN A HIGH QUALITY
PORTFOLIO AND A RELATIVELY
GENEROUS COUPON RATE.        Yes. As of August 31, 1998, 63.30% of the portfolio
                             was invested in Federal Agency Bonds and U.S.
                             Treasury Notes with the remainder in high quality corporate paper and cash. The Fund's dominant credit rating was AAA; the Fund owns nothing below an A rating. As of August 31, 1998, the average portfolio coupon rate(2) was over 7.00%*.

HOW HAVE YOU POSITIONED THE
FUND FOR THE COMING YEAR?    An essential part of our strategy is to maintain a
                             "ladder" with bond maturities spread over several years. This helps us to lessen the impact of interest rate fluctuations on the value of the portfolio and ensures that some bonds mature each year. We continue the "ladder" strategy and recently have been extending the length slightly by purchasing some bonds with 10 to 14 years to maturity, modestly increasing average life and duration. This action reflects our view that interest rates should decline a little further in this cycle.

---------------

(1) With a maximum sales charge of 4.00%, the total return for the fiscal year ended August 31, 1998 would have been 4.92%, and the total return for the 1998 year-to-date period (through August 31, 1998) would have been 1.38%.

(2) The interest rate stated on the face of a bond represents the percentage of interest to be paid by the issuer on the face value of the bond.

* The composition of the Fund's holdings is subject to change.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

                IN THE MAGNA INTERMEDIATE GOVERNMENT BOND FUND,
        THE LEHMAN BROTHERS 1-5-YEAR GOVERNMENT/CORPORATE BOND INDEX AND
         THE LEHMAN BROTHERS 6-10-YEAR GOVERNMENT/CORPORATE BOND INDEX

                                                      LEHMAN                 LEHMAN
                                  MAGNA           BROTHERS 1-5-          BROTHERS 6-10-
                               INTERMEDIATE            YEAR                   YEAR
                                GOVERNMENT     GOVERNMENT/CORPORATE   GOVERNMENT/CORPORATE
                                BOND FUND           BOND INDEX             BOND INDEX
8/31/94                            9601                10000                  10000
8/31/95                           10398                10850                  11325
8/31/96                           10760                11368                  11623
8/31/97                           11617                12233                  12864
8/31/98                           12704                13508                  15882

                                       COMPARATIVE TOTAL RETURN
                                       for the periods ended August 31, 1998

                                                                                   1998    One    Since Inception
                                                                                   YTD     Year      (8/31/94)
                                                                                   ------------------------------
                                                   Magna Intermediate Government
                                                     Bond Fund
                                                       Without sales charge......  5.58%   9.33%       7.25%
                                                       *With sales charge........  1.38%   4.92%       6.17%

                                       * Reflects maximum sales charge of 4.00%.
                                       PAST PERFORMANCE IS NOT PREDICTIVE OF

                                       FUTURE RESULTS.

The performance of the Magna
Intermediate Government Bond Fund
is measured against the Lehman
Brothers 1-5-Year
Government/Corporate Bond Index
and the Lehman Brothers 6-10-Year
Government/Corporate Bond Index;
those two indices are unmanaged
and generally represent a range
of 1-5 and 6-10-year maturities.
These indices do not reflect the
deduction of fees associated with
a mutual fund, such as investment
management and fund accounting
fees. The Fund's performance
reflects the deduction of fees
for these value-added services.
The Fund's total returns would
have been lower had certain fees
not been waived during the
periods shown.

Investment return and NAV will
fluctuate, so that an investor's
shares, when redeemed, may be
worth more or less than the
original cost.

                     Measurement Period
                   (Fiscal Year Covered)                          Percent
Cash and Cash Equivalent                                                   5.9
Corporate Paper and Cash                                                  31.2
U.S. Government Securities                                                 7.1
Federal Agency                                                            56.2

PORTFOLIO COMPOSITION*

*Portfolio composition subject to change. Percentages based upon net assets.

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1998

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
COMMON STOCKS -- (87.4%):
  AEROSPACE/DEFENSE -- (1.2%):
     Lockheed Martin Corporation............................      10,000    $   874,375
                                                                            -----------
  AIR TRAVEL -- (1.4%):
     Delta Air Lines, Incorporated..........................      10,000      1,020,000
                                                                            -----------
  ALUMINUM -- (0.8%):
     Aluminum Company of America............................      10,000        598,750
                                                                            -----------
  AUTOMOBILES & TRUCKS -- (2.4%):
     Chrysler Corporation...................................      15,000        669,375
     Ford Motor Company.....................................      25,000      1,100,000
                                                                            -----------
                                                                              1,769,375
                                                                            -----------
  BREWERY -- (1.2%):
     Anheuser-Busch Companies, Incorporated.................      20,000        922,500
                                                                            -----------
  CHEMICALS -- (3.6%):
     DuPont (EI) de Nemours & Company.......................      23,000      1,326,813
     Monsanto Company.......................................      25,000      1,367,187
                                                                            -----------
                                                                              2,694,000
                                                                            -----------
  CLOTHING -- (1.5%):
     TJX Companies, Incorporated............................      50,000      1,115,625
                                                                            -----------
  COMPUTER SOFTWARE -- (5.1%):
     Computer Sciences Corporation..........................      15,000        848,438
     Microsoft Corporation*.................................      30,400      2,916,500
                                                                            -----------
                                                                              3,764,938
                                                                            -----------
  COMPUTERS & BUSINESS EQUIPMENT -- (12.1%):
     Cisco Systems, Incorporated*...........................      22,500      1,842,187
     Compaq Computer Corporation............................      46,000      1,285,125
     Dell Computer Corporation*.............................      34,000      3,400,000
     Hewlett-Packard Company................................      20,000        971,250
     Sun Microsystems, Incorporated*........................      35,000      1,386,875
                                                                            -----------
                                                                              8,885,437
                                                                            -----------
  DIVERSIFIED OPERATIONS -- (2.5%):
     General Electric Company...............................      23,000      1,840,000
                                                                            -----------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1998

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
COMMON STOCKS -- (CONTINUED)
  DRUGS & HEALTHCARE -- (12.7%):
     Bristol-Myers Squibb Company...........................      15,000    $ 1,468,125
     Johnson & Johnson......................................      15,000      1,035,000
     Lilly (Eli) & Company..................................      14,000        917,000
     Merck & Company, Incorporated..........................      10,100      1,170,969
     Pfizer, Incorporated...................................      20,000      1,859,999
     Tenet Healthcare Corporation*..........................      35,000        903,438
     Warner-Lambert Company.................................      30,000      1,957,500
                                                                            -----------
                                                                              9,312,031
                                                                            -----------
  ELECTRONIC COMPONENTS -- (1.4%):
     Intel Corporation......................................      15,000      1,067,813
                                                                            -----------
  ENTERTAINMENT -- (1.1%):
     Walt Disney Company....................................      30,000        823,125
                                                                            -----------
  FINANCE & BANKING -- (6.8%):
     Banc One Corporation...................................      13,200        501,600
     Chase Manhattan Corporation............................      20,000      1,059,999
     First Union Corporation................................      20,000        970,000
     Mellon Bank Corporation................................      18,300        951,600
     Norwest Corporation....................................      20,000        595,000
     SunTrust Banks, Incorporated...........................       5,000        280,000
     Southtrust Corporation.................................      20,000        647,500
                                                                            -----------
                                                                              5,005,699
                                                                            -----------
  FINANCIAL SERVICES -- (2.7%):
     Fannie Mae.............................................      20,000      1,136,250
     Hartford Financial Services Group......................      20,000        895,000
                                                                            -----------
                                                                              2,031,250
                                                                            -----------
  FOOD & BEVERAGES -- (3.0%):
     Coca-Cola Company......................................      16,000      1,042,000
     PepsiCo, Incorporated..................................      10,600        293,487
     Sara Lee Corporation...................................      20,000        905,000
                                                                            -----------
                                                                              2,240,487
                                                                            -----------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1998

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
COMMON STOCKS -- (CONTINUED)
  HOUSEHOLD PRODUCTS -- (3.7%):
     Dial Corporation.......................................      55,000    $ 1,072,500
     Procter & Gamble Company...............................      22,000      1,683,000
                                                                            -----------
                                                                              2,755,500
  INSURANCE -- (2.6%):
     Allstate Corporation...................................      30,000      1,125,000
     Conseco, Incorporated..................................      30,000        828,750
                                                                            -----------
                                                                              1,953,750
                                                                            -----------
  INTERNATIONAL OIL -- (4.4%):
     Exxon Corporation......................................      15,000        981,563
     Mobil Corporation......................................      15,200      1,050,700
     Texaco, Incorporated...................................      22,000      1,222,375
                                                                            -----------
                                                                              3,254,638
                                                                            -----------
  MEDICAL INSTRUMENTS -- (1.4%):
     Medtronic, Incorporated................................      20,000      1,027,500
                                                                            -----------
  MULTIMEDIA -- (1.6%):
     Time Warner, Incorporated..............................      15,000      1,205,625
                                                                            -----------
  OIL & GAS -- (1.1%):
     Atlantic Richfield Company.............................      10,000        580,000
     Ultramar Diamond Shamrock Corporation..................      10,000        231,250
                                                                            -----------
                                                                                811,250
                                                                            -----------
  PAPER -- (1.0%):
     Kimberly-Clark Corporation.............................      20,000        762,500
                                                                            -----------
  RAILROADS -- (0.6%):
     Burlington Northern Santa Fe...........................       4,600        428,088
                                                                            -----------
  RESTAURANTS -- (1.1%):
     McDonald's Corporation.................................      14,700        824,119
                                                                            -----------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1998

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
COMMON STOCKS -- (CONTINUED)
  TELECOMMUNICATIONS -- (6.2%):
     GTE Corporation........................................      19,500    $   975,000
     Lucent Technologies, Incorporated......................      20,000      1,417,499
     SBC Communications, Incorporated.......................      24,200        919,600
     Sprint Corporation.....................................      10,000        670,625
     Worldcom, Incorporated.................................      15,000        614,063
                                                                            -----------
                                                                              4,596,787
                                                                            -----------
  TOBACCO -- (1.7%):
     Philip Morris Companies, Incorporated..................      30,000      1,246,875
                                                                            -----------
  UTILITIES -- (2.5%):
     GPU, Incorporated......................................      25,000        939,063
     New Century Energies, Incorporated.....................      20,000        922,500
                                                                            -----------
                                                                              1,861,563
                                                                            -----------
TOTAL COMMON STOCKS -- (Cost $39,280,206)...................                 64,693,600
                                                                            -----------
PREFERRED STOCKS -- (5.4%):
  BANKING -- (1.0%):
     Harris Preferred Capital, Series A.....................      30,000        753,750
                                                                            -----------
  INSURANCE -- (2.0%):
     Aetna Services, Incorporated...........................      10,000        620,625
     Allstate Corporation...................................      35,000        868,438
                                                                            -----------
                                                                              1,489,063
                                                                            -----------
  OIL & GAS -- (0.7%):
     UDS Capital, Series I..................................      20,000        511,250
                                                                            -----------
  UTILITIES -- (1.7%):
     Duke Energy Capital Trust..............................      30,000        761,250
     KCPL Financing, Series I...............................      20,000        523,750
                                                                            -----------
                                                                              1,285,000
                                                                            -----------
TOTAL PREFERRED STOCKS -- (Cost $4,083,100).................                  4,039,063
                                                                            -----------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1998

                                                              SHARES OR
                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
SHORT TERM INVESTMENTS -- (7.1%):
  REPURCHASE AGREEMENT -- (5.1%):
     Fifth Third Bank
     5.35%, maturing 9/1/1998 (Collateralized by $3,032,000
      Fannie Mae, 6.50%, 8/1/2024, Market
      Value -- $3,060,425 and by $841,000, Fannie Mae, 6.75%
      7/1/2024, Market Value -- $851,250)...................  $3,797,012    $ 3,797,012
                                                                            -----------
SHORT TERM INVESTMENTS -- (CONTINUED):
  U.S. TREASURY NOTES -- (2.0%):
     6.00%, 9/30/1998.......................................     500,000        500,268
     5.13%, 12/31/1998......................................     500,000        499,845
     5.50%, 2/28/1999.......................................     500,000        500,935
                                                                            -----------
                                                                              1,501,048
                                                                            -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost $5,296,574)...........                  5,298,060
                                                                            -----------
TOTAL INVESTMENTS -- (Cost $48,659,880) (a) -- 99.9%........                 74,030,723
CASH, RECEIVABLES AND OTHER ASSETS,
  LESS LIABILITIES -- 0.1%..................................                    100,268
                                                                            -----------
NET ASSETS -- 100.0%........................................                $74,130,991
                                                                            ===========

---------------

Percentages indicated are based on net assets of $74,130,991.

(a) Cost for federal income tax and financial reporting is substantially the same.

* Represents non-income producing securities.

                        See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1998

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
CORPORATE BONDS -- (31.2%):
  FINANCE & BANKING -- (13.8%):
     Associates Corporation NA
       7.13%, 5/15/2000.....................................  $1,000,000    $ 1,024,950
                                                                            -----------
     Bear Stearns Companies, Incorporated
       7.00%, 3/1/2007......................................   1,000,000      1,023,470
                                                                            -----------
     Ford Capital BV
       9.38%, 5/15/2001.....................................     380,000        414,075
                                                                            -----------
     Merrill Lynch & Company, Incorporated
       8.00%, 2/1/2002......................................     325,000        345,400
       8.30%, 11/1/2002.....................................     460,000        496,915
       8.00%, 6/1/2007......................................     500,000        556,690
                                                                            -----------
                                                                              1,399,005
                                                                            -----------
     Morgan Stanley Group, Incorporated
       8.10%, 6/24/2002.....................................     460,000        493,295
                                                                            -----------
     Nationsbank Corporation
       6.38%, 2/15/2008.....................................   1,000,000      1,004,530
       6.60%, 5/15/2010.....................................   1,000,000      1,011,540
       7.04%, 8/15/2012.....................................     500,000        506,160
                                                                            -----------
                                                                              2,522,230
                                                                            -----------
     Norwest Financial, Incorporated
       7.20%, 5/1/2007......................................   1,000,000      1,067,220
                                                                            -----------
     St. Paul Companies, Incorporated
       7.29%, 8/28/2007.....................................     500,000        548,815
                                                                            -----------
     Toyota Motor Credit Corporation
       7.13%, 9/26/2006.....................................     500,000        508,585
                                                                            -----------
     Wachovia Corporation
       6.38%, 2/1/2009......................................   1,000,000      1,000,000
                                                                            -----------
                                                                             10,001,645
                                                                            -----------
  INDUSTRIALS -- (9.4%):
     Dupont Corporation
       8.13%, 3/15/2004.....................................     265,000        291,606
                                                                            -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1998

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
<->CORPORATE BONDS -- (CONTINUED):
  INDUSTRIALS -- (CONTINUED):
     Ford Motor Company
       9.00%, 9/15/2001.....................................  $  280,000    $   304,220
       9.50%, 9/15/2011.....................................     230,000        299,849
                                                                            -----------
                                                                                604,069
                                                                            -----------
     J.C. Penney Company, Series A
       6.88%, 10/15/2015....................................   1,000,000      1,023,645
                                                                            -----------
     Kimberly-Clark Corporation
       8.63%, 5/1/2001......................................     280,000        299,743
                                                                            -----------
     Lilly Eli & Company
       8.13%, 12/1/2001.....................................     500,000        534,795
                                                                            -----------
     Loews Corporation
       6.75%, 12/15/2006....................................     500,000        506,695
                                                                            -----------
     Monsanto Company
       8.75%, 5/15/2001.....................................     200,000        216,946
                                                                            -----------
     Philip Morris Companies, Incorporated
       8.75%, 6/1/2001......................................     250,000        266,183
       7.50%, 1/15/2002.....................................     360,000        374,612
       7.25%, 1/15/2003.....................................     700,000        728,602
                                                                            -----------
                                                                              1,369,397
                                                                            -----------
     R.R. Donnelley & Sons Company
       7.00%, 1/1/2003......................................     700,000        728,532
                                                                            -----------
     Rockwell International Corporation
       8.38%, 2/15/2001.....................................     280,000        296,344
                                                                            -----------
     Texaco Capital, Incorporated
       9.00%, 12/15/1999....................................     340,000        353,042
                                                                            -----------
     Wal-Mart Stores, Incorporated
       8.63%, 4/1/2001......................................     430,000        459,459
                                                                            -----------
     Weyerhaeuser Company
       8.94%, 4/9/2001......................................     100,000        108,052
                                                                            -----------
                                                                              6,792,325
                                                                            -----------
  TRANSPORTATION -- (0.3%):
     Norfolk & Southern Railway Company
       7.75%, 8/15/2005.....................................     225,000        242,494
                                                                            -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1998

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
<->CORPORATE BONDS -- (CONTINUED):
  UTILITIES -- (7.7%):
     AT&T Corporation
       7.13%, 1/15/2002.....................................  $  960,000    $ 1,000,109
                                                                            -----------
     Carolina Telephone & Telegraph Company
       7.25%, 12/15/2004....................................   1,000,000      1,095,569
                                                                            -----------
     General Electric Company
       7.73%, 2/13/2002.....................................     400,000        426,604
                                                                            -----------
     National Rural Utilities
       7.30%, 9/15/2006.....................................   1,000,000      1,085,990
       7.20%, 10/1/2015.....................................     450,000        500,274
                                                                            -----------
                                                                              1,586,264
                                                                            -----------
     Northern Telecom, Limited
       8.75%, 6/12/2001.....................................     430,000        459,464
                                                                            -----------
     Pacific Bell
       7.25%, 7/1/2002......................................   1,000,000      1,051,320
                                                                            -----------
                                                                              5,619,330
                                                                            -----------
TOTAL CORPORATE BONDS -- (Cost $21,675,419).................                 22,655,794
                                                                            -----------
GOVERNMENT AND AGENCY BONDS -- (63.3%):
  FEDERAL AGENCIES -- (56.2%):
     Fannie Mae
       5.55%, 10/5/1998.....................................     650,000        650,116
       5.38%, 10/23/1998....................................     840,000        840,686
       7.00%, 7/1/1999......................................     417,581        417,836
       8.55%, 8/30/1999.....................................     360,000        371,250
       7.85%, 9/10/2004.....................................     500,000        512,420
       8.33%, 2/8/2005......................................   1,000,000      1,041,870
       7.65%, 3/10/2005.....................................     500,000        559,060
       8.00%, 6/21/2006.....................................   1,000,000      1,020,000
       7.50%, 10/5/2006.....................................   1,000,000      1,002,030
       6.83%, 10/10/2007....................................     500,000        508,985
       6.58%, 12/17/2007....................................   1,000,000      1,031,090
       6.14%, 9/2/2008......................................   1,000,000      1,011,720
       7.00%, 12/5/2011.....................................   1,000,000      1,037,240
       7.00%, 8/14/2012.....................................   1,500,000      1,559,760
       7.00%, 8/27/2012.....................................   1,500,000      1,590,704
       7.00%, 10/29/2012....................................     500,000        521,955

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1998

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED):
  FEDERAL AGENCIES -- (CONTINUED):
     Fannie Mae -- (continued)
       6.26%, 11/26/2012....................................  $1,000,000    $ 1,058,598
       7.00%, 12/12/2016....................................   1,000,000      1,035,450
       6.75%, 8/25/2021.....................................     920,000        954,500
       7.05%, 4/25/2022.....................................     925,000        970,094
                                                                            -----------
                                                                             17,695,364
                                                                            -----------
     Federal Farm Credit Bank
       6.20%, 11/30/2009....................................   1,000,000      1,041,870
       6.01%, 6/16/2010.....................................   2,000,000      2,053,440
       6.13%, 1/22/2013.....................................   1,000,000      1,024,220
       6.27%, 1/26/2016.....................................   1,000,000      1,024,370
                                                                            -----------
                                                                              5,143,900
                                                                            -----------
     Federal Home Loan Bank
       8.45%, 7/26/1999.....................................     150,000        154,359
       7.59%, 2/10/2000.....................................   1,000,000      1,031,410
       8.06%, 3/10/2005.....................................     500,000        520,155
       7.33%, 5/30/2007.....................................   1,000,000      1,031,410
       6.03%, 4/8/2008......................................     500,000        514,530
       7.01%, 12/4/2012.....................................   1,000,000      1,022,500
       6.13%, 1/9/2013......................................   2,000,000      2,095,620
                                                                            -----------
                                                                              6,369,984
                                                                            -----------
     Freddie Mac
       8.00%, 2/1/1999......................................      46,483         46,681
       7.90%, 9/19/2001.....................................     280,000        300,345
       5.78%, 10/22/2003....................................     380,000        377,743
       6.55%, 11/28/2005....................................     500,000        500,545
       6.91%, 11/30/2005....................................     500,000        501,485
       8.00%, 9/11/2006.....................................   1,000,000      1,002,970
       7.50%, 1/1/2007......................................      17,484         17,902
       6.50%, 5/1/2008......................................      85,678         86,851
       6.14%, 2/15/2011.....................................   1,000,000      1,039,060
       6.77%, 3/21/2011.....................................   1,000,000      1,068,280
       6.71%, 12/5/2011.....................................   2,000,000      2,127,820
       7.27%, 2/6/2012......................................   1,000,000      1,106,720
       7.49%, 4/16/2012.....................................   1,000,000      1,125,940

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1998

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED):
  FEDERAL AGENCIES -- (CONTINUED):
     Freddie Mac -- (continued)
       7.09%, 11/22/2016....................................  $  500,000    $   542,110
       7.00%, 1/15/2023.....................................   1,000,000      1,040,310
       7.00%, 12/15/2023....................................     546,000        572,104
       6.50%, 2/15/2024.....................................     169,304        170,363
                                                                            -----------
                                                                             11,627,229
                                                                            -----------
                                                                             40,836,477
                                                                            -----------
  U.S. GOVERNMENT SECURITIES -- (7.1%):
     Tennessee Valley Authority
       6.00%, 3/15/2013.....................................   3,000,000      3,085,320
                                                                            -----------
     United States Treasury Notes
       5.88%, 3/31/1999.....................................     380,000        381,543
       7.00%, 4/15/1999.....................................   1,000,000      1,011,410
       6.00%, 10/15/1999....................................     690,000        696,465
                                                                            -----------
                                                                              2,089,418
                                                                            -----------
                                                                              5,174,738
                                                                            -----------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $44,231,553).....                 46,011,215
                                                                            -----------
SHORT TERM INVESTMENTS -- (5.9%):
  REPURCHASE AGREEMENT -- (5.9%):
     Fifth Third Bank
       5.35%, maturing 9/1/1998 (Collateralized by
        $4,338,000
       Fannie Mae, 6.75%, 7/1/2024, Market
        Value -- $4,390,869)................................   4,252,763      4,252,763
                                                                            -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost $4,252,763)...........                  4,252,763
                                                                            -----------
TOTAL INVESTMENTS -- (Cost $70,159,735)(a) -- 100.4%........                 72,919,772
CASH, RECEIVABLES AND OTHER ASSETS,
  LESS LIABILITIES -- (0.4%)................................                   (305,553)
                                                                            -----------
NET ASSETS -- 100.0%........................................                $72,614,219
                                                                            ===========

---------------

Percentages indicated are based on net assets of $72,614,219

(a) Cost for federal income tax and financial reporting is substantially the same.

                       See notes to financial statements.

                                  MAGNA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               GROWTH &      INTERMEDIATE
                                                                INCOME        GOVERNMENT
                                                                 FUND         BOND FUND
                                                              -----------    ------------
ASSETS:
Investments in securities, at value (cost $44,862,868 and
  $65,906,972, respectively)................................  $70,233,711    $68,667,009
Repurchase agreements, (cost $3,797,012 and $4,252,763,
  respectively).............................................    3,797,012      4,252,763
                                                              -----------    -----------
  TOTAL INVESTMENTS.........................................   74,030,723     72,919,772
Dividends and Interest receivable...........................      156,952      1,072,653
Receivable for investment securities sold...................           --            721
Deferred organization costs.................................       10,525         20,733
Prepaid expenses and other assets...........................       10,597         10,323
                                                              -----------    -----------
  TOTAL ASSETS..............................................   74,208,797     74,024,202
                                                              -----------    -----------
LIABILITIES:
Payable for investment securities purchased.................           --      1,000,000
Distributions payable.......................................           --        345,236
Advisory fees payable Accrued expenses:
  Advisory fees.............................................       34,662         24,282
  Administration fees.......................................        2,203          1,990
  Professional fees.........................................       18,557         19,217
  Custodian fees............................................        2,380          1,281
  Transfer agent fees.......................................        1,859          2,658
  Printing costs............................................        7,137          5,462
  Registration and filing fees..............................        2,473          2,491
  Trustees' fees and expenses...............................        7,512          5,847
  Other.....................................................        1,023          1,519
                                                              -----------    -----------
  TOTAL LIABILITIES.........................................       77,806      1,409,983
                                                              -----------    -----------
NET ASSETS..................................................  $74,130,991    $72,614,219
                                                              ===========    ===========
COMPOSITION OF NET ASSETS
Paid-in capital.............................................  $45,813,162    $70,013,960
Accumulated undistributed (distributions in excess of) net
  investment income.........................................      137,057         (1,152)
Accumulated net realized gains (losses) on investment
  transactions..............................................    2,809,929       (158,626)
Net unrealized appreciation (depreciation) from
  investments...............................................   25,370,843      2,760,037
                                                              -----------    -----------
NET ASSETS..................................................  $74,130,991    $72,614,219
                                                              ===========    ===========
Shares of beneficial interest outstanding, no par value.....    3,159,909      5,586,876
                                                              ===========    ===========
Net asset value and redemption price per share..............  $     23.46    $     13.00
                                                              ===========    ===========
Maximum Sales Charge........................................         4.00%          4.00%
                                                              ===========    ===========
Maximum Offering Price (100%/(100% -- Maximum Sales Charge)
  of net asset value adjusted to nearest cent) per share....  $     24.44    $     13.54
                                                              ===========    ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                            STATEMENTS OF OPERATIONS
                           YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               GROWTH &     INTERMEDIATE
                                                                INCOME       GOVERNMENT
                                                                 FUND        BOND FUND
                                                              ----------    ------------
INVESTMENT INCOME:
Interest income.............................................  $  347,205     $4,609,324
Dividend income.............................................   1,203,390             --
                                                              ----------     ----------
  TOTAL INCOME..............................................   1,550,595      4,609,324
                                                              ----------     ----------
EXPENSES:
Advisory fees (Note 3)......................................     596,301        338,078
Administration fees (Note 3)................................     158,698        134,948
12b-1 fees (Note 3).........................................     198,767        169,039
Fund accounting fees (Note 3)...............................      36,991         38,973
Professional fees...........................................      74,611         53,486
Custodian fees..............................................       7,606          9,900
Amortization of organization costs..........................      10,577         20,471
Transfer agent fees (Note 3)................................      43,216         29,063
Printing costs..............................................      21,931         16,683
Insurance costs.............................................       1,287          2,641
Registration and filing fees................................       9,507          6,218
Trustees' fees and expenses.................................      26,357         24,287
Other.......................................................       1,484          1,182
                                                              ----------     ----------
  TOTAL EXPENSES............................................   1,187,333        844,969
  Less: Expenses voluntarily reduced/waived.................    (397,534)      (236,654)
                                                              ----------     ----------
  Net Expenses..............................................     789,799        608,315
                                                              ----------     ----------
NET INVESTMENT INCOME.......................................     760,796      4,001,009
                                                              ----------     ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENT
  TRANSACTIONS:
Realized gains (losses) on investment transactions..........   3,524,168         98,469
Net change in unrealized appreciation (depreciation) from
  investments...............................................   2,381,549      1,969,499
                                                              ----------     ----------
Net realized and unrealized gains (losses) on investment
  transactions..............................................   5,905,717      2,067,968
                                                              ----------     ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $6,666,513     $6,068,977
                                                              ==========     ==========

                       See notes to financial statements.

                                  MAGNA FUNDS
                              GROWTH & INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              YEAR ENDED         YEAR ENDED
                                                            AUGUST 31, 1998    AUGUST 31, 1997
                                                            ---------------    ---------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)..............................    $   760,796        $   719,510
Net realized gains (losses) on investment transactions....      3,524,168            664,115
Net change in unrealized appreciation (depreciation) from
  investments.............................................      2,381,549         15,434,191
                                                              -----------        -----------
Change in net assets resulting from operations............      6,666,513         16,817,816
                                                              -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................       (812,222)          (645,485)
Net realized gains........................................     (1,369,723)          (917,850)
                                                              -----------        -----------
Change in net assets from shareholder distributions.......     (2,181,945)        (1,563,335)
                                                              -----------        -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares..............................     10,354,580         21,143,569
Shares issued in reinvestment of distributions............      1,697,386          1,132,911
Payments for shares redeemed..............................    (12,682,030)        (7,249,406)
                                                              -----------        -----------
Change in net assets from fund share transactions.........       (630,064)        15,027,074
                                                              -----------        -----------
NET INCREASE IN NET ASSETS................................      3,854,504         30,281,555
                                                              -----------        -----------
NET ASSETS:
Beginning of period.......................................     70,276,487         39,994,932
                                                              -----------        -----------
End of period.............................................    $74,130,991        $70,276,487
                                                              ===========        ===========
SHARE TRANSACTIONS:
Issued....................................................        422,534          1,017,201
Reinvested................................................         72,896             60,944
Redeemed..................................................       (503,629)          (346,284)
                                                              -----------        -----------
Change in shares..........................................         (8,199)           731,861
                                                              ===========        ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              YEAR ENDED         YEAR ENDED
                                                            AUGUST 31, 1998    AUGUST 31, 1997
                                                            ---------------    ---------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)..............................    $ 4,001,009        $ 3,747,065
Net realized gains (losses) on investment transactions....         98,469             67,662
Net change in unrealized appreciation (depreciation) from
  investments.............................................      1,969,499            815,681
                                                              -----------        -----------
Change in net assets resulting from operations............      6,068,977          4,630,408
                                                              -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................     (4,001,009)        (3,748,531)
In excess of net investment income........................             --            (57,243)
                                                              -----------        -----------
Change in net assets from shareholder distributions.......     (4,001,009)        (3,805,774)
                                                              -----------        -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares..............................     15,220,676         12,518,368
Shares issued in reinvestment of distributions............        674,015            637,814
Payments for shares redeemed..............................     (9,807,364)        (6,285,840)
                                                              -----------        -----------
Change in net assets from fund share transactions.........      6,087,327          6,870,342
                                                              -----------        -----------
NET INCREASE IN NET ASSETS................................      8,155,295          7,694,976
                                                              -----------        -----------
NET ASSETS:
Beginning of period.......................................     64,458,924         56,763,948
                                                              -----------        -----------
End of period.............................................    $72,614,219        $64,458,924
                                                              ===========        ===========
SHARE TRANSACTIONS:
Issued....................................................      1,188,041            993,664
Reinvested................................................         52,724             50,648
Redeemed..................................................       (765,780)          (499,001)
                                                              -----------        -----------
Change in shares..........................................        474,985            545,311
                                                              ===========        ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND FUND DESCRIPTION

Magna Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on April 28, 1994, and is authorized to issue an unlimited number of shares of beneficial interest in multiple series. Two series commenced investment operations on September 1, 1994: the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund (the "Funds").

The investment objective of the Magna Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The investment objective of the Magna Intermediate Government Bond Fund is to achieve current income consistent with preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon time and price which, in the case of the Funds' transactions, is usually within seven days. The total amount received by the Funds on repurchase agreements is calculated to exceed the price paid by the Funds, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and will not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities. Repurchase agreements will be fully collateralized at all times. However, to the extent that the proceeds from any sale upon default in the obligation to repurchase is less than the repurchase price, the Funds would suffer a loss. Also, the Funds might incur costs and encounter delays in liquidating collateral.

Deferred Organizational Expenses: The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying shares for distribution under Federal and State securities regulations. All such costs are amortized using the straight-line method over a period of five years from the dates each Fund commenced operations: September 1, 1994, for the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund.

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Dividends and Distributions to Shareholders: The Magna Intermediate Government Bond Fund declares dividends from net investment income daily and makes payments monthly. The Magna Growth & Income Fund declares and pays dividends from net investment income quarterly. Each Fund also distributes all of its net capital gains, if any, on an annual basis, normally in December. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and capital gains during the calender year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets.

Estimates: The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

Each Fund has entered into a separate Investment Advisory Agreement with Magna Bank, N.A. ("Magna"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. This fee is 0.75% for the Magna Growth & Income Fund, and 0.50% for the Magna Intermediate Government Bond Fund. Magna has voluntarily agreed to reduce its fees with respect to the Magna Growth & Income Fund to 0.50% and with respect to the Magna Intermediate Government Bond Fund to 0.40% of daily net assets through August 31, 1999. This voluntary reduction has been in effect since September 1, 1995. For the year ended August 31, 1998, Magna voluntarily waived investment advisory fees of $198,767 and $67,615 for the Magna Growth & Income Fund and Magna Intermediate Government Bond Fund, respectively.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers of the Trust are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust.

The Trust has entered into an Administration Service Agreement with BISYS, who provides management and administrative services to the Funds pursuant to this agreement. The Trust pays BISYS a fee for its services to each Fund under the Administration Service Agreement at the annual rate of 0.20% of the Trust's average net

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

assets. For the year ended August 31, 1998, BISYS earned $158,698 from the Magna Growth & Income Fund, and $134,948 from the Magna Intermediate Government Bond Fund.

Each Fund has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The purpose of each plan is to compensate the Funds' Distributor for expenses borne in connection with the provision of personal services provided to investors and/or maintenance of shareholder accounts, at an annual rate not to exceed 0.25% of each Fund's average daily net assets. For the year ended August 31, 1998, BISYS (the "Distributor") voluntarily waived the entire 0.25% for each Fund, amounting to $198,767 and $169,039 of service fees for the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively.

BISYS is entitled to receive commissions on sales of shares of the Funds for the year ended August 31, 1998. The amount of $2,459 was allowed to affiliated broker/dealers of the Funds for the year ended August 31, 1998; however, BISYS did not retain any commissions on sales of shares of the Funds.

BISYS also serves the Funds as Transfer Agent. For the year ended August 31, 1998, BISYS received Transfer Agent fees of $43,216 and $29,063 from the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively.

As Fund Accountant for the year ended August 31, 1998, BISYS received Fund Accounting fees of $36,991 and $38,973 from the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund, respectively.

Each of the Trust's Trustees who are not affiliated with Magna receives an annual fee of $5,000 plus $500 for each meeting attended. Total fees paid to Trustees for the year ended August 31, 1998 were $35,750.

4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund for the year ended August 31, 1998 were as follows:

                                                               PURCHASES        SALES
                                                              -----------    -----------
Magna Growth & Income Fund..................................  $19,268,117    $21,241,084
Magna Intermediate Government Bond Fund.....................  $24,674,516    $20,303,531

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at August 31, 1998 were as follows:

                                                        GROSS           GROSS        NET UNREALIZED
                                       IDENTIFIED     UNREALIZED      UNREALIZED      APPRECIATION
                                          COST       APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                       -----------   ------------   --------------   --------------
Growth & Income Fund.................  $48,659,880   $26,663,595     $(1,292,752)     $25,370,843
Intermediate Government Bond Fund....  $70,159,735   $ 2,771,337     $   (11,300)     $ 2,760,037

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. OTHER INFORMATION (UNAUDITED)

For the fiscal year ended August 31, 1998, 100% of the dividends distributed by the Magna Growth & Income Fund qualified for the dividends-received deduction for corporate shareholders.

The Magna Growth & Income Fund capital gain dividend distributions from long-term capital gains for the fiscal year ended August 31, 1998 was $1,369,723, of which, $634,792 was taxed at 28% and $734,931 was taxed at 20%.

As of August 31, 1998, the Magna Intermediate Government Bond Fund had a capital loss carryover of $158,626 which will expire in 2004 to offset any future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that this carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                  MAGNA FUNDS
                           MAGNA GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   YEAR               YEAR              YEAR         SEPTEMBER 1, 1994*
                                                   ENDED              ENDED             ENDED             THROUGH
                                              AUGUST 31, 1998    AUGUST 31, 1997   AUGUST 31, 1996    AUGUST 31, 1995
                                             -----------------   ---------------   ---------------   ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD.....       $ 22.18            $ 16.42           $ 14.05            $ 12.50
                                                  -------            -------           -------            -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income......................          0.23               0.26              0.24               0.25
Net realized and unrealized gains from
  investment transactions..................          1.72               6.12              2.39               1.52
                                                  -------            -------           -------            -------
Total income from investment operations....          1.95               6.38              2.63               1.77
                                                  -------            -------           -------            -------
LESS DISTRIBUTIONS:
Net investment income......................         (0.25)             (0.25)            (0.23)             (0.22)
Net realized gain from investment
  transactions.............................         (0.42)             (0.37)            (0.03)                --
                                                  -------            -------           -------            -------
Total dividends and distributions..........         (0.67)             (0.62)            (0.26)             (0.22)
                                                  -------            -------           -------            -------
NET ASSET VALUE -- END OF PERIOD...........       $ 23.46            $ 22.18           $ 16.42            $ 14.05
                                                  =======            =======           =======            =======
Total return (1)...........................          8.84%             39.59%            18.77%             14.33%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period ($000's).........       $74,131            $70,276           $39,995            $30,284
Ratio of expenses to average net assets....          0.99%              1.06%             1.27%              1.25%
Ratio of net investment income to average
  net assets...............................          0.96%              1.36%             1.56%              1.98%
Ratio of expenses to average net assets
  without fee waivers**....................          1.49%              1.56%             1.77%              1.88%
Ratio of net investment income to average
  net assets without fee waivers**.........          0.46%              0.86%             1.06%              1.35%
Portfolio turnover rate....................            26%                17%               31%                41%

--------------------------------------------------------------------------------

 * Commencement of operations.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses total returns would have been lower.

                       See notes to financial statements.

                                  MAGNA FUNDS
                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                            YEAR               YEAR              YEAR         SEPTEMBER 1, 1994*
                                            ENDED              ENDED             ENDED             THROUGH
                                       AUGUST 31, 1998    AUGUST 31, 1997   AUGUST 31, 1996    AUGUST 31, 1995
                                      -----------------   ---------------   ---------------   ------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD............................       $ 12.61            $ 12.43           $ 12.75            $ 12.50
                                           -------            -------           -------            -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............          0.76               0.79              0.76               0.74
Net realized and unrealized gains
  from investment transactions......          0.39               0.19             (0.32)              0.25
                                           -------            -------           -------            -------
Total income from investment
  operations........................          1.15               0.98              0.44               0.99
                                           -------            -------           -------            -------
LESS DISTRIBUTIONS:
Net investment income...............         (0.76)             (0.79)            (0.76)             (0.74)
In excess of net investment
  income............................            --              (0.01)               --                 --
                                           -------            -------           -------            -------
Total dividends and distributions...         (0.76)             (0.80)            (0.76)             (0.74)
                                           -------            -------           -------            -------
NET ASSET VALUE -- END OF PERIOD....       $ 13.00            $ 12.61           $ 12.43            $ 12.75
                                           =======            =======           =======            =======
Total return (1)....................          9.33%              7.96%             3.48%              8.30%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period
  ($000's)..........................       $72,614            $64,459           $56,764            $52,085
Ratio of expenses to average net
  assets............................          0.90%              0.96%             1.05%              1.10%
Ratio of net investment income to
  average net assets................          5.92%              6.15%             5.97%              6.00%
Ratio of expenses to average net
  assets without fee waivers**......          1.25%              1.31%             1.40%              1.43%
Ratio of net investment income to
  average net assets without fee
  waivers**.........................          5.57%              5.80%             5.62%              5.66%
Portfolio turnover rate.............            32%                19%               20%                34%

--------------------------------------------------------------------------------

 * Commencement of operations.

** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses total returns would have been lower.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees
The Magna Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of The Magna Funds (comprising, respectively, the Growth and Income Fund and Intermediate Government Bond Fund) at August 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended, and their financial highlights for each of the periods in the four years then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Magna Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
October 19, 1998

------------------------------------------------------
------------------------------------------------------

INVESTMENT ADVISOR
Magna Bank, N.A.
1401 South Brentwood Boulevard
St. Louis, Missouri 61344

ADMINISTRATOR & DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

TRANSFER AND
DIVIDEND PAYING AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
Fifth Third Bank
Fifth Third Center
Cincinnati, OH 45263

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215

10-98

                               TABLE OF CONTENTS

                                              PAGE
                                              ----
Letter to Shareholders....................       1
Portfolio Manager Report..................       2
Schedule of Portfolio Investments.........       6
Statements of Assets and Liabilities......      16
Statements of Operations..................      17
Statements of Changes in Net Assets.......      18
Notes to Financial Statements.............      20
Financial Highlights......................      24
Report of Independent Accountants.........      26

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                                  MAGNA FUNDS
                               A FAMILY OF FUNDS

                                 ANNUAL REPORT
                                AUGUST 31, 1998

                               3435 STELZER ROAD
                               COLUMBUS, OH 43219
                                 (800) 219-4182
------------------------------------------------------
------------------------------------------------------

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE MAGNA FUNDS. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. FOR A FREE PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, CALL (800) 219-4182. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. MUTUAL FUNDS ARE NOT FDIC INSURED OR BANK GUARANTEED.

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